Expense Example	May 11, 2026 USD ($)
Defiance Daily Target 2X Long OPTT ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long SIDU ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	$ 415